SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Impairment of long-lived assets (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Long-lived asset impairment loss	¥ 49	¥ 38
Impairment Long Lived Asset Held For Use Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	true